FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to banks	£ 10,746	£ 9,775	£ 6,283
Loans and advances to customers	498,843	494,988
Financial assets at fair value through profit or loss	171,626	160,189
Derivative assets	(29,613)	(26,369)
Derivative financial instruments	29,613	26,369
Assets obtained by taking possession of collateral or calling on other credit enhancements	125	413
Irrevocable loan commitments and contingencies
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Fair value of collateral held	19,548	12,391
Other
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Derivative assets	(2,021)	(2,200)
Derivative financial instruments	2,021	2,200
Other | Sub-investment grade
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Collateral held permitted to be sold or repledged	0	0
Derivative assets	(1,499)	(1,555)
Derivative financial instruments	1,499	1,555
Loans and advances to banks
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Collateral held permitted to be sold or repledged	2,682	1,516
Retail non-mortgage | Stage 3
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to customers	538	610
Allowance for impairment losses	492	368
Retail non-mortgage | Stage 1 and stage 2
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to customers	58,183	54,307
Collateralised loan
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Collateral held permitted to be sold or repledged	59,157	52,982
Commercial loans | Stage 3
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to customers	739	966
Allowance for impairment losses	294	243
Commercial loans | Stage 3 | Accumulated impairment
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Fair value of collateral held	753	744
Trading & other financial assets at fair value through profit or loss
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Collateral held permitted to be sold or repledged	13,169	11,081
Collateral sold or repledged in absence of default by owner of collateral, at fair value	10,049	9,605
Trading & other financial assets at fair value through profit or loss | Stock borrowing
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Collateral held permitted to be sold or repledged	54,232	32,888
Collateral sold or repledged in absence of default by owner of collateral, at fair value	52,887	30,594
Loans and advances to banks | Net amount recognised in the balance sheet
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to banks	10,746	9,775
Loans and advances to banks | Cash collateral received/ pledged
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to banks	3,105	3,377
Financial assets at fair value through profit or loss
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to banks	4,467	2,399
Loans and advances to customers	24,009	21,076
Financial assets at fair value through profit or loss	191,169	183,006
Financial assets at fair value through profit or loss | Net amount recognised in the balance sheet
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Financial assets at fair value through profit or loss	171,626	160,189
Financial assets at fair value through profit or loss | Cash collateral received/ pledged
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Financial assets at fair value through profit or loss	24	366
Loans and advances to customers | Net amount recognised in the balance sheet
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to customers	498,843	494,988
Loans and advances to customers | Cash collateral received/ pledged
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to customers	2,094	2,392
Derivative assets | Net amount recognised in the balance sheet
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Derivative assets	(29,613)	(26,369)
Derivative financial instruments	29,613	26,369
Derivative assets | Cash collateral received/ pledged
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Derivative assets	(8,715)	(7,650)
Derivative financial instruments	8,715	7,650
Reverse repos included in above amounts: | Loans and advances to banks | Net amount recognised in the balance sheet
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to banks	2,686	1,555
Reverse repos included in above amounts: | Loans and advances to banks | Cash collateral received/ pledged
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to banks	0	0
Reverse repos included in above amounts: | Financial assets at fair value through profit or loss | Net amount recognised in the balance sheet
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Financial assets at fair value through profit or loss	12,993	11,269
Reverse repos included in above amounts: | Financial assets at fair value through profit or loss | Cash collateral received/ pledged
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Financial assets at fair value through profit or loss	24	366
Reverse repos included in above amounts: | Loans and advances to customers | Net amount recognised in the balance sheet
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to customers	58,643	54,600
Reverse repos included in above amounts: | Loans and advances to customers | Cash collateral received/ pledged
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to customers	£ 0	£ 0